The Florida TaxFree Funds

The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund


Distributor:

William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701-4386
(800) 557-7555

Annual Report April 30, 2001

This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.



CONTENTS
        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 4

	The Florida TaxFree ShortTerm Fund Statement of Investments
                Variable Rate Demand Notes      9
                Municipal Bonds                 9

        Statements of Assets and Liabilities    15

        Statements of Operations                16

        Statements of Changes in Net Assets     17

        Notes to Financial Statements           18

        Report of Independent Accountants       24


Dear Shareholder:

We are pleased to present the Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.


The Florida TaxFree Money Market Fund

Total net assets of the Fund were $152.3 million as of April 30, 2001. This compares with $137.1 million on April 30, 2000.
We are pleased to report that based on total return for the year ended
April 30, 2001, The Florida TaxFree Money Market Fund was again ranked near the top of 193 tax-exempt state-specific money market funds tracked by iMoney Net, Inc. (formerly IBC Financial Data, Inc.), a respected mutual fund performance and statistical reporting company. Rankings by iMoney Net for periods ending April 30, 2001 are as follows:

1-year total return      11th out of 193
3-year total return      4th out of 193
5-year total return      3rd out of 193

The 7-day average yield of the Fund was 3.48% as of April 30, 2001. For investors in the 36% federal tax bracket subject to the Florida Intangible Tax, the tax equivalent yield was 5.54%.

Had certain fees and expenses not been reimbursed by the advisor, the yields and rankins would have been lower. Past performance is also no guarantee of future results.

The Florida TaxFree ShortTerm Fund

As of April 30, 2001, total net assets of the Fund were $28.5 million.
The portfolio had a dollar-weighted average maturity of 2.10 years and a 30-day SEC yield of 3.43% on April 30, 2001. For investors in the 36% federal tax bracket subject to the Florida Intangible Tax, the tax equivalent yield was 5.46%

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. Over the past year, the Federal Open Market Committee has consistently lowered the overnight federal funds rate. The lower interest rate environment has been beneficial to The Florida TaxFree ShortTerm Fund and has contributed to a 6.79% cumulative total return for the 12-month period ended April 30, 2001. The main reason for this is the inverse relationship between interest rates and bond prices.
As interest rates fall, there is generally a rise in bond prices.
This relationship also usually holds true for tax-free municipal bond funds; as interest rates decrease, the net asset value (NAV) rises and a fund's total return increases. While the equity markets have been volatile over the past 12 months, the municipal bond market has shown strength and has provided solid returns for investors. The net asset value of the Fund was $10.09 per share at April 30, 2001 compared to $9.84 on April 30, 2000.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.09 on April 30, 2001, compared with $9.84 on April 30, 2000. The Fund paid dividends of 39 cents per share for the year ended April 30, 2001.

The cumulative total return on the Fund since its inception November 22, 1993 through April 30, 2001 was 37.23%. This represents a return of 4.35% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $13,723 on April 30, 2001, including reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds



The Florida TaxFree Money Market Fund
Statement of Investments
April 30, 2001

Variable Rate Demand Notes
Florida (34%)  (a)
                                        Principal       Value
                                        Amount

Alachua, FL, IDB, (Sabine Inc., Project), 4.10%, 09/01/15, SunTrust Bank,
N.A., LOC                               1,500,000       1,500,000

Capital Trust Agency, FL, Housing RB, (Community Loan Program), Series 1999A, 4.34%, 12/01/32, Anchor National Life Insurance Co., Payment & Liquidity Agreement, National Union Fire Insurance Co., GTY
                                        3,000,000       3,000,000

Collier County, FL HFA, Housing RB, (River Reach), 4.35%, 12/01/15,
Banco Santander Central Hispano, LOC    4,050,000       4,050,000

Dade County, FL Health Facilities Auth, Hospital RB, (Miami Children's Hospital), 4.35%, 09/01/20, Barnett Bank of South FL, LOC
                                        3,000,000       3,000,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 4.10%,
06/01/07, SouthTrust Bank of AL, LOC    2,065,000       2,065,000

Florida HFA, Housing RB, (Springs Colony Project), Series 1985FF, 4.20%,
09/15/26, FNMA Collateralized           650,000         650,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 4.35%, 12/01/05, Credit Suisse First Boston, LOC
                                        1,485,000       1,485,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 4.30%, 03/01/15, First Union National Bank, LOC
                                        993,000         993,000

Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project), 4.34%, 01/01/24, Anchor National Life Insurance Co., SBPA
                                        4,300,000       4,300,000

Martin County, FL, Pollution Control RB, (Florida Power & Light),
Series 2000, 4.50%, 07/15/22            1,000,000       1,000,000

Miami-Dade County, FL IDA, Industrial Development RB, (Holy Cross Academy Project), 4.30%, 07/01/20, SunTrust Bank, N.A., LOC
                                        2,500,000       2,500,000

Municipal Securities Trust Certificates, Public Improv RB, Series 2001-115 Trust Certificates, Class A, 4.45%, 01/15/15, AMBAC Insured, SBPA:
Bear Stearns Capital Markets            3,000,000       3,000,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171, Series A, 4.44%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility                      6,035,000       6,035,000

Palm Beach County, FL HFA, Housing RB, (Azalea Place Apartments), Series 1999A, 4.54%, 12/01/32, SunTrust Bank, LOC
                                        500,000         500,000

Palm Beach County, FL, Water & Sewer RB, 4.45%, 10/01/11, AMBAC Insured,
First Union National Bank, SBPA         2,800,000       2,800,000

Pinellas County, FL Health Facilities Auth, (Pooled Hospital Lending Program), 4.35%, 12/01/15, AMBAC Insured, SunTrust Bank, Liquidity Provider
                                        1,500,000       1,500,000

St. Lucie County, FL, IDB, (Freedom Plastics FL Project), 4.42%, 11/01/20,
LaSalle Bank, N.A., LOC                 2,500,000       2,500,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 4.50%,
09/01/28                                3,700,000       3,700,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 4.30%, 10/01/17, SunTrust Bank, Tampa Bay, LOC
                                        4,275,000       4,275,000

Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center), 4.35%, 05/01/22, SouthTrust Bank of Alabama, N.A., LOC
                                        500,000         500,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.),
4.60%, 04/01/05, SouthTrust Bank, LOC
                                        300,000         300,000

Volusia County, FL IDA, IDB, (RS Displays Inc. Project), 4.55%, 06/01/09,
Credit Commercial de France, LOC        625,000         625,000


See Notes to Financial Statements


Variable Rate Demand Notes (continued)
Other (Non-Florida) (8%)

Indiana Educational Facilities Auth, (Higher Education RB, (University of Indianapolis Project), Series 2001, 4.50%, 10/01/30,
Fifth Third Bank, LOC                   2,000,000       2,000,000

Michigan State Strategic Fund, IDB, (Riverbank L.P. Project), 4.40%,
11/01/06, Old Kent Bank, LOC            1,200,000       1,200,000

Phoenix, AZ IDA, IDB, (Valley of the Sun YMCA Project), 4.45%, 01/01/31,
Wells Fargo Bank, N.A., LOC             1,080,000       1,080,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A,
4.55%, 09/01/30, Fleet Bank, LOC        3,000,000       3,000,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B,
4.55%, 09/01/17, Fleet Bank, LOC        1,500,000       1,500,000

Southwestern IL Development Auth, Solid Waste RB, (Shell Oil Company,
Wood River Project), 4.55%, 11/01/25    1,800,000       1,800,000

Whiting, IN, Pollution Control RB, (Amoco Oil Co. Project), 4.55%, 01/01/26
                                        1,100,000       1,100,000

Will County, IL, Solid Waste RB, (Amoco Chemical Co. Project), 4.55%,
03/01/28                                1,100,000       1,100,000


See Notes to Financial Statements

Total Variable Rate Demand Notes (Cost $63,058,000)     $63,058,000

Municipal Bonds                         Principal       Value
                                        Amount
Florida (54%) (a)

Alachua County, FL School District, GO Bonds, 4.10%, 07/01/01,
FSA Insured                             200,000         200,206

Bay County, FL, Public Improv RB, 4.60%, 10/01/01, FSA Insured
                                        125,000         125,660

Brevard County, FL Health Facilities Auth, Hospital RB, (Holmes Regional Medical Center Project), 4.80%, 10/01/01, MBIA Insured
                                        500,000         501,127

Brevard County, FL School District, Tax Anticipation Notes, 4.60%, 06/29/01
                                        2,000,000       2,000,847

Broward County, FL, Gas Tax RB, 6.20%, 09/01/01, Escrowed to Maturity
                                        100,000         100,601

Broward County, FL HFA, Housing RB, SFM, 3.50%, 03/29/02,
Trinity Funding, GIC                    500,000         500,000

Broward County, FL School District, Tax Anticipation Notes, 5.00%, 09/11/01
                                        1,750,000       1,754,399

Broward County, FL, Sales Tax RB, Commercial Paper, 3.25%, 05/25/01,
Credit Local de France, Line of Credit  3,010,000       3,010,000

Celebration Community Development District, FL, Special
Assessment RB, 5.25%, 05/01/01, MBIA Insured
                                        200,000         200,000

Crestview, FL, Public Improv RB, Bond Anticipation Notes, 4.00%, 03/12/02
                                        2,366,200       2,372,101

Dade County, FL, Transportation RB, (Seaport Bonds), 6.25%, 10/01/01,
Pre-refunded @ 101                      75,000          76,298

Dade County, FL School Board, Certificates of Participation,
Series A, 4.60%, 05/01/01, Escrowed to Maturity
                                        500,000         500,000

Dade County, FL School District, GO Bonds, 6.125%, 08/01/01,
Pre-refunded @ 100                      100,000         100,485

Dade County, FL School District, GO Bonds, 5.00%, 07/15/01,
AMBAC Insured                           500,000         501,353

FSU Financial Assistance Inc., FL, Public Improv RB, (Educational & Athletic Facilities Improvement), Series A, 6.75%, 10/01/01,
Pre-refunded @ 102                      195,000         201,026

First Florida Governmental Financing Commission, IDB, Series A, 4.40%,
07/01/01, MBIA Insured                  200,000         200,000

Florida, State of, GO Bonds, (Dade County Road), 4.70%, 07/01/01
                                        100,000         100,082

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                      100,000         101,177

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                      450,000         455,519

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/01,
Pre-refunded @ 101                      250,000         252,855

Florida State Board of Education, GO Bonds, Series A, 4.70%, 06/01/01
                                        500,000         500,162

Florida State Board of Education, GO Bonds, (Capital Outlay),
Series E, 4.75%, 06/01/01               250,000         250,112

Florida State Board of Education, GO Bonds, (Capital Outlay),
Series A, 7.00%, 06/01/01               750,000         752,353

Florida State Board of Education, GO Bonds, (Capital Outlay),
Series A, 5.00%, 06/01/01               2,915,000       2,916,800

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.60%, 07/01/01, Pre-refunded @ 102
                                        450,000         460,572

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.40%, 07/01/01, Pre-refunded @ 102
                                        1,500,000       1,534,974

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.70%, 07/01/01, Pre-refunded @ 102
                                        25,000          25,605

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.75%, 07/01/01, Pre-refunded @ 102
                                        100,000         102,395

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.75%, 07/01/01, Pre-refunded @ 102
                                        35,000          35,822

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 5.80%, 07/01/01, MBIA Insured
                                        1,250,000       1,254,321

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 4.50%, 07/01/01, MBIA Insured
                                        150,000         150,023

Florida Local Government Commission, Commercial Paper, (Florida
Association of Counties Pooled Program), 3.25%, 06/29/01,
First Union National Bank, LOC          2,915,000       2,915,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 3.10%, 06/20/01, First Union National Bank, LOC
                                        2,000,000       2,000,000

Florida Municipal Power Agency, Commercial Paper, Pooled Loan Project, 3.15%, 05/30/01, First Union National Bank of NC, LOC
                                        1,500,000       1,500,000

Florida State Turnpike Auth, Transportation RB, Series A, 7.125%, 07/01/01,
Pre-refunded @ 102                      100,000         102,599

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 3.25%,
05/24/01, Bayerische Landesbank, LOC    1,400,000       1,400,000

Hillsborough County, FL Aviation Auth, Transportation RB, (Tampa
International Airport), Series A, 5.30%, 10/01/01, AMBAC Insured
                                        350,000         352,710

Hillsborough County, FL, Commercial Paper, (Capital Improvement Program), Series A, 4.05%, 05/10/01, State Street Bank, LOC
                                        1,000,000       1,000,000

Hillsborough County, FL IDA, Hospital RB, (University Community Hospital),
5.00%, 08/15/01, MBIA Insured           1,000,000       1,005,290

Hillsborough County, FL, Public Improv RB, (City Center Project),
Series B, 5.00%, 07/01/01, MBIA Insured
                                        100,000         100,113

Hillsborough County, FL School Board, Certificates of Participation, 5.20%,
07/01/01, Escrowed to Maturity          500,000         501,280

Hollywood, FL, Water & Sewer RB, 6.75%, 10/01/01, Pre-refunded @ 102
                                        100,000         103,266

Homestead, FL, Public Improv RB, Special Insurance Assessment Revenue, (Hurricane Andrew), 5.00%, 09/01/01, Escrowed to Maturity
                                        300,000         301,231

Indian River County, FL, Water & Sewer RB, 6.50%, 05/01/01,
Pre-refunded @ 102                      100,000         102,000

Jacksonville, FL Health Facilities Auth, Hospital RB, (New Children's Hospital at Baptist Medical Center), 7.00%, 06/01/01, Pre-refunded @ 102
                                        100,000         102,218

Jacksonville, FL Health Facilities Auth, Hospital RB, (Memorial Medical Center Project), Series C, 6.75%, 05/01/01, Pre-refunded @ 102
                                        1,000,000       1,020,000

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 3.20%, 05/31/01, Morgan Guaranty, Bayerische Landesbank Girozentrale, SunBank, LOC
                                        9,800,000       9,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
3.40%, 06/11/01                         5,300,000       5,300,000

Kissimmee, FL Utility Auth, Commercial Paper, Series 2000B, 3.10%, 07/13/01,
Bank of Nova Scotia, Liquidity          3,000,000       3,000,000

Lakeland, FL, Electric and Water RB, 5.25%, 10/01/01, Escrowed to Maturity
                                        200,000         201,632

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, 1995 Series A, 4.25%, 06/01/01,
SunTrust Bank, Central FL, LOC          1,500,000       1,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, 1995 Series A, 3.15%, 06/01/01,
SunTrust Bank, Central FL, LOC          500,000         500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, Series D, 3.40%, 06/12/01,
SunTrust Bank, Central FL, LOC          1,800,000       1,800,000

Miami, FL, Public Improv RB, 5.00%, 09/01/01, FGIC Insured
                                        400,000         401,737

North Broward, FL Hospital District, Hospital RB, 6.50%, 01/01/02,
Pre-refunded @ 102                      100,000         103,783

North Port, FL Utilities Revenue System, Water & Sewer RB, 5.00%,
10/01/01, FSA Insured                   75,000          75,212

Northern Palm Beach County, FL Water Control District, Special
Assessment RB, 5.00%, 08/01/01, Asset Guaranty
                                        300,000         300,900

Orange County, FL, Commercial Paper, 3.70%, 05/10/01, NationsBank, N.A.,
Liquidity Facility                      3,400,000       3,400,000

Orange County, FL Health Facilities Auth, Hospital RB, Series B, 4.30%,
10/01/01, MBIA Insured                  100,000         100,337

Orange County, FL School Board, Certificates of Participation, 5.00%,
08/01/01, AMBAC Insured                 1,655,000       1,657,611

Orlando, FL Utilities Commission, Water & Electric RB, 5.30%, 10/01/01
                                        50,000          50,395

Orlando, FL Utilities Commission, Water & Electric RB, (CP Program), Series 1999 A, 3.15%, 05/03/01, Morgan Guaranty Trust Company of
New York, LOC                           3,000,000       3,000,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 3.35%, 07/17/01, SunTrust Bank, LOC
                                        2,500,000       2,500,000

Palm Beach County, FL HFA, Housing RB, (Single Family Homeowner), Series A-2, 4.65%, 05/01/01, GNMA/FNMA Collateralized
                                        1,225,000       1,225,000

Port St. Lucie, FL, Water & Sewer RB, Series A, 4.20%, 09/01/01, MBIA
Insured                                 200,000         200,462

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 4.125%, 06/15/01, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                        1,500,000       1,500,000

Reedy Creek, FL Improvement District, Water & Sewer RB, Series A, 6.40%,
06/01/01, Pre-refunded @ 101            100,000         101,244

Reedy Creek, FL Improvement District, Water & Sewer RB, Series 1991-1,
6.50%, 10/01/01, Pre-refunded @ 101     800,000         818,570

Sarasota County, FL Hospital District, Hospital RB, (Sarasota Memorial Hospital), Commerical Paper, Series 1996A, 3.40%, 07/06/01
                                        1,000,000       1,000,000

Sebastian, FL, Public Improv RB, (Recreational Facilities), 4.00%, 10/01/01,
AMBAC Insured                           100,000         100,149

Seminole County, FL School District, Revenue Anticipation Notes, 5.00%,
12/13/01                                1,500,000       1,506,408

Sunshine State Governmental Financing Comm, Commercial Paper, 3.20%, 05/18/01, FGIC Insured, SBPA: Bank of Nova Scotia
                                        4,539,000       4,539,000

Tampa - Hillsborough County, FL Expressway Auth, Transportation RB, 6.50%,
07/01/01, AMBAC Insured                 950,000         953,758

Venice, FL, Hospital RB, (Bon Secours Health System Project), 4.60%,
08/15/01, MBIA Insured                  100,000         100,300

Volusia County, FL Airport System, Transportation RB, (Daytona Beach International Airport), 6.35%, 10/01/01, MBIA Insured
                                        705,000         709,879

White Springs, FL, Water & Sewer RB, Bond Anticipation Notes, 4.25%,
11/01/01                                738,500         740,296

Other (Non-Florida) (4%) (a)

Adams & Arapahoe Counties, CO Joint School District No. 28J, GO Bonds,
(Aurora), 4.70%, 12/01/01, FGIC Insured 50,000          50,326

Avon, CO Metropolitan District, GO Bonds, 4.00%, 11/01/01, MBIA Insured
                                        100,000         100,369

Avon, CO Metropolitan District, GO Bonds, (Supplemental "B" Interest Coupons), Zero Coupon, 05/01/01, MBIA Insured
                                        185,000         185,000

Chandler, AZ, Water & Sewer RB, 5.00%, 07/01/01, FSA Insured
                                        800,000         801,968
Chicago, IL, GO Bonds, (Tender Notes), 3.65%, 08/09/01, Landesbank Hessen-Thuringen, LOC, Mandatory Tender @ 100
                                        1,000,000       1,000,000

DuPage County, IL Forest Preservation District, GO Bonds, 5.90%, 12/15/01
                                        100,000         101,310

El Paso, TX, GO Bonds, (Public Property Financial Contractual Obligation), Series B, 4.875%, 08/15/01, MBIA Insured
                                        100,000         100,305

Georgia State Housing and Finance Authority, Housing RB, Single Family Mortgage, SubSeries B-2, 4.30%, 06/01/01
                                        310,000         310,127
Kentucky State Turnpike Auth, Transportation RB, (Revitalization Projects),
5.00%, 07/01/01, AMBAC Insured          200,000         200,480

Kerrville, TX, Water & Sewer RB, 4.25%, 12/01/01, FSA Insured
                                        500,000         502,140

Lake County, IL, Water & Sewer RB, Series A, 6.75%, 12/01/01,
Pre-refunded @ 100                      200,000         203,134

North Slope Boro, AK, GO Bonds, Series A, Zero Coupon, 06/30/01, MBIA
Insured                                 1,500,000       1,490,247

Philadelphia, PA Parking Auth, Transportation RB, 4.50%, 09/01/01,
AMBAC Insured                           100,000         100,330

Purdue University, IN, Public Improv RB, (Student Fee), Series M, 4.95%,
07/01/01                                100,000         100,240

Regional Transpostation District, CO, Sales Tax RB, 4.875%, 11/01/01,
FGIC Insured                            100,000         100,672

South Suburban Park and Recreation District, CO, Certificates of
Participation, (Land and Facilities Corp), 3.25%, 12/01/01,
AMBAC Insured                           390,000         390,000

Tennessee Housing Development Agency, Housing RB, (Homeownership Program),
Issue 2A, 5.00%, 07/01/01               100,000         100,162

Virginia State Public School Auth, Higher Education RB, Series A, 6.50%,
08/01/01, Pre-refunded @ 102            100,000         102,764

Watertown, WI, Water & Sewer RB, 4.80%, 05/01/01, FSA Insured
                                        50,000          50,000

See Notes to Financial Statements

Total Municipal Bonds (Cost $86,918,829)                $     86,918,829
Total Investments (100%) (Cost $149,976,829) (a)        $    149,976,829

Summary of Ratings (Unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 40.17 Days

(a)    Percentage indicated are based on investments.
AMBAC  AMBAC Assurance Corporation
CP     Commercial Paper
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Authority
FNMA   Federal National Mortgage Association
FSA    Federal Securities Assurance
GO     General Obligation
GNMA   Government National Mortgage Association
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDB    Industrial Development Bond
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
SBPA   Standby Bond Purchase Agreement
SFM    Single Family Mortgage




The Florida TaxFree ShortTerm Fund
Statement of Investments
April 30, 2001

Variable Rate Demand Notes              Principal       Value
                                        Amount
Florida (4%)  (a)

Pinellas County, FL Health Facilities Auth, (Pooled Hospital Lending Program), 3.40%, 12/01/15, AMBAC Insured, SunTrust Bank, Liquidity
Provider                                1,000,000       1,000,000

Other (Non-Florida) (4%) (a)

Los Angeles County, CA IDA, IDB, (Socransky Children's Fund), 5.80%, 12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC
                                        75,000          75,000

Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 5.80%, 12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC
                                        250,000         250,000

Rhode Island Health and Education Building Corp, IDB, (St. Georges School Issue), 4.30%, 09/01/30, Fleet National Bank, SBPA
                                        200,000         200,000

Southwestern IL Development Auth, Solid Waste RB, (Shell Oil Company, Wood River Project), Series 1992, 4.55%, 04/01/22
                                        500,000         500,000

See Notes to Financial Statements

Total Variable Rate Demand Notes (Cost $2,025,000)      $2,025,000



Municipal Bonds                         Principal       Value
                                        Amount
Florida (89%) (a)

Alachua County, FL Library District, GO Bonds, 4.00%, 08/01/05, FGIC
Insured                                 250,000         253,458

Altamonte Springs, FL Community Redevelopment Agency, Tax Increment RB,
5.50%, 04/01/02                         150,000         153,150

Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.30%, 12/01/03,
ACA Insured                             305,000         304,622

Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.40%, 12/01/04,
ACA Insured                             320,000         318,944

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project),
4.70%, 10/01/02, AMBAC Insured          100,000         101,801

Brevard County, FL Health Facilities Auth, Hospital RB, (Holmes Regional Medical Center Project), 5.30%, 10/01/02
                                        95,000          96,976

Broward County, FL Airport System, Transportation RB, (Passenger Facility Charge/Convertible Lien Bonds), Series 1998H-1, 4.50%, 10/01/04, AMBAC
Insured                                 300,000         306,360

Broward County, FL Educational Facilities Auth, Higher Education RB,
(Nova Southeastern University Project), 5.40%, 04/01/02, Connie Lee Insured
                                        75,000          76,556

Broward County, FL Health Facilities Auth, Hospital RB, (North Beach Hospital Project), 6.50%, 08/15/01, MBIA Insured
                                        100,000         100,936

Canaveral, FL, Transportation RB, 5.40%, 06/01/02, FGIC Insured
                                        100,000         102,320

Capital Projects Finance Auth, FL, Housing RB, (Capital Projects Loan Program - Florida Universities), Senior Series F-1, 4.50%, 10/01/06,
MBIA Insured                            250,000         255,045

Celebration Community Development District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03, MBIA Insured 250,000         255,010

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.80%, 04/01/02, GNMA/FNMA Collateralized
                                        110,000         111,565

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.50%, 04/01/03, GNMA/FNMA Collateralized
                                        230,000         231,709

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103            600,000         682,044

Crossings at Fleming Island Community Development District, FL, Special Assessment Bonds, Series B, 5.15%, 05/01/03, MBIA Insured
                                        200,000         206,108

Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
                                        50,000          52,435

Dade County, FL Aviation Auth, Transportation RB, Series X, 5.25%,
10/01/01                                100,000         100,846

Dade County, FL School Board, Certificates of Participation, 5.00%, Series A, 05/01/01, Escrowed to Maturity
                                        125,000         125,000

Dade County, FL School Board, Certificates of Participation, Series A,
5.50%, 05/01/04, Pre-refunded @ 101     430,000         455,976

Dade County, FL School Board, Certificates of Participation, Series B,
5.60%, 08/01/06, Pre-refunded @ 101     115,000         124,724

Dade County, FL, Public Improv RB, Special Obligation, (Courthouse Center Project), 6.35%, 04/01/04, Pre-refunded @ 102
                                        495,000         539,476
Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03               300,000         294,204

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.10%, 10/01/01 375,000         375,570

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.20%, 10/01/02 165,000         163,070

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital & Baptist Manor Project), 4.40%, 10/01/03
                                        210,000         205,672

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.90%, 11/01/04       250,000         251,870

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.50%, 04/01/03, GNMA Collateralized
                                        235,000         236,746

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%, 04/01/04, GNMA Collateralized    145,000         144,877

Escambia County, FL School Board, Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100            45,000          46,049

Escambia County, FL Utilities Auth, Water & Sewer RB, 3.90%, 01/01/03,
FSA Insured                             100,000         100,556

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997 Series B, 4.90%, 05/01/03, AMBAC Insured
                                        40,000          40,892

Florida Gas Utility, Electric Util RB, (Gas Project No. 1), 5.00%, 12/01/03,
FSA Insured                             250,000         254,953

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02, FHA Insured
                                        45,000          45,917

Florida HFA, Rfdg Homeowner Mortgage & RB, Series 2, 5.20%, 01/01/02
                                        210,000         212,165

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                      195,000         203,917

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                      135,000         141,326

Florida State, GO Bonds, (Jacksonville Transportation, Sr. Lien), 6.40%,
07/01/02, Pre-refunded @ 101            205,000         214,143

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
                                        60,000          62,203

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                      175,000         177,230

Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                      100,000         104,727

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                      85,000          88,459

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
                                        200,000         207,492

Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 5.00%,
06/01/06                                250,000         261,183

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured        125,000         125,525

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Department of Environmental Protection -
Preservation 2000), Series A, 5.25%, 07/01/04, FSA Insured
                                        200,000         209,158

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.75%, 07/01/01, Pre-refunded @ 102
                                        100,000         102,564
Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101
                                        100,000         104,291

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101
                                        175,000         182,509

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.00%, 07/01/03, AMBAC Insured
                                        500,000         525,240

Florida State Division of Bond Finance, Investment Fraud Restoration Financing Corp, Miscellaneous RB, 3.85%, 05/01/04, MBIA Insured
                                        250,000         251,053

Florida State Turnpike Auth, Transportation RB, Series A, 6.25%, 07/01/01,
Pre-refunded @ 100                      45,000          45,222

Gulf Breeze, FL, Public Improv RB, (Local Government Loan Program), Series 1985B, 4.50%, 12/01/04, FGIC Insured, Mandatory Tender @ 100
                                        590,000         605,665

Hernando County, FL School District, GO Bonds, 5.10%, 09/01/01,
MBIA Insured                            120,000         120,780

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                    140,000         144,294

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.10%, 05/01/01, MBIA Insured
                                        250,000         250,000

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02, MBIA Insured
                                        35,000          35,742

Inland Protection Financing Corp, FL, Solid Waste RB, (Special Obligation),
5.00%, 01/01/02, FSA Insured            300,000         303,690

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                           100,000         102,555

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                      165,000         178,672

Jacksonville, FL Electric Auth, Electric Util RB, Series 3-A, 4.50%,
10/01/05                                500,000         511,205

Jacksonville, FL, Excise Tax RB, 5.65%, 10/01/05, Escrowed to Maturity
                                        300,000         320,700

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/02,
Pre-refunded @ 100                      50,000          52,241

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.20%, 12/01/01
                                        130,000         131,041

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.50%,
03/01/02                                120,000         121,836

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.75%, 03/01/03
                                        125,000         125,676

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.00%, 08/15/03, MBIA Insured
                                        300,000         308,778

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06,
MBIA Insured                            250,000         256,133

Lafayette County, FL, Public Improv RB, Series 2000, 4.65%, 09/01/02
                                        150,000         151,959

Lafayette County, FL, Public Improv RB, Series 2000, 4.90%, 09/01/04
                                        155,000         158,280

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                  90,000          91,093

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, Subseries 2, 5.25%, 03/01/02, GNMA Collateralized
                                        35,000          35,499

Lee County, FL School Board, Certificates of Participation, Series A, 6.25%,
08/01/01, Pre-refunded @ 102            80,000          82,190

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                   50,000          51,334

Lee County, FL School Board, Certificates of Participation, Series A, 5.50%,
08/01/03, Pre-refunded @ 102            230,000         244,088

Lee County, FL School Board, Certificates of Participation, Series A, 4.30%,
08/01/01, FSA Insured                   50,000          50,143

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.80%, 11/01/01, MBIA Insured           70,000          70,541

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/04, FSA Insured            185,000         190,211

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/05, FSA Insured            210,000         216,157

Lee County, FL, Public Improv RB, (Local Option Gas Tax Revenues), 4.70%,
10/01/03, FGIC Insured                  100,000         102,632

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 6.90%,
10/01/03, MBIA Insured                  100,000         103,286

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized           35,000          35,643

Marion County, FL Hospital District, Hospital RB, (Munroe Regional Health
System), Series 1999, 4.375%, 10/01/02  250,000         249,400

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital), Series A, 4.30%, 08/01/03, ACA Insured
                                        385,000         381,316

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01          50,000          50,376

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01               160,000         161,702

Miami-Dade County, FL, Special Obligation RB, Series C, Zero Coupon,
10/01/03, MBIA Insured                  250,000         228,200

Miami-Dade County, FL Aviation Auth, Transportation RB, Series A, 4.20%,
10/01/03, FGIC Insured                  250,000         252,678

Miami-Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05,
AMBAC Insured                           75,000          76,142

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.45%,
08/01/01, AMBAC Insured                 100,000         100,787

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank,
Central Florida,LOC                     190,000         192,677

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health
System), 5.50%, 11/15/03                250,000         254,840

Orange County, FL HFA, Single Family Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                75,000          76,045

Orange County, FL HFA, Single Family Mortgage RB, Series A, 4.70%, 03/01/02,
GNMA/FNMA Collateralized                225,000         227,210

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102     25,000          26,571

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
                                        60,000          60,790

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04, FSA Insured
                                        150,000         151,022

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured
                                        215,000         224,144

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford Project), Series 1997, 4.80%, 10/01/02
                                        555,000         546,747

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03  150,000         146,606

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Birch Corp Obligated Group), Series A, 5.00%, 12/01/01
                                        145,000         146,595

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%,
12/01/04, FHLMC Collateralized          130,000         131,157

Palm Beach County, FL, IDB, (The Henry Morrison Flagler Museum Project), 4.25%, 11/01/01, The Northern Trust Company, LOC, Mandatory Tender @ 100
                                        1,000,000       1,000,000

Palm Beach County, FL School District, Certificates of Participation, Series A, 5.50%, 08/01/01, AMBAC Insured
                                        100,000         100,567

Pasco County, FL School Board, Certificates of Participation,
Series A, 6.20%, 08/01/02, Escrowed to Maturity
                                        250,000         258,753

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized           100,000         101,099

Pinellas County, FL Educational Facilities Auth, Higher Education RB, (Eckerd College Issue), 6.25%, 08/01/02
                                        50,000          51,178

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                        230,000         242,284

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.60%, 12/01/01
                                        60,000          60,757

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
                                        65,000          66,942

Pinellas County, FL, Solid Waste RB, (Resource Recovery), 5.10%, 10/01/03,
MBIA Insured                            250,000         257,238

Pinellas County, FL, Water & Sewer RB, 5.70%, 10/01/02, Pre-refunded @ 102
                                        165,000         173,562

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
                                        85,000          76,433

Port Everglades, FL Port Auth, Transportation RB, Series A, Zero Coupon,
09/01/01, FGIC Insured                  60,000          59,374

Port of Palm Beach District, FL, Transportation RB, Series A, 4.60%,
09/01/05, MBIA Insured                  500,000         510,765

Port St. Lucie, FL, Water & Sewer RB, Series 1996A, Zero Coupon, 09/01/01,
Escrowed to Maturity                    150,000         148,395

Port St. Lucie, FL, Special Assessment Bonds, Anticipation Notes - Second Installment, (River Point Special Assessment District), 4.65%,
09/01/03, MBIA Insured                  425,000         426,547

St. Johns County, FL IDA, Hospital RB, (Flagler Hospital Project), 5.60%,
08/01/01                                185,000         185,823

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                   55,000          56,585

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04, MBIA Insured
                                        50,000          52,981

Sarasota County, FL Health Facilities Auth, Hospital RB, (Sunnyside Properties Project), Series 1995, 5.50%, 05/15/01
                                        174,000         174,012

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.70%, 09/01/03, FSA Insured            125,000         125,411

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured            125,000         125,383

Seminole County, FL School Board, Certificates of Participation, Series A, 6.125%, 07/01/04, Pre-refunded @ 102
                                        185,000         201,726

Seminole, FL Water Control District, Spl Assmt Bonds, (Unit of Development
No. 2), Series 1996, 5.95%, 08/01/01    80,000          80,434

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                 100,000         103,650

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                 65,000          64,583

Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06, Pre-refunded @ 101
                                        100,000         109,396

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                           100,000         101,283

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
                                        100,000         100,950

Tallahassee, FL Health Facilities, Hospital RB, (Tallahassee Memorial Regional Medical Center), Series B, 5.625%, 12/01/03, MBIA Insured
                                        200,000         209,878

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
                                        300,000         315,009

Volusia County, FL, Special Assessment RB, (Bethune Beach Wastewater Project),
6.60%, 07/01/01                         95,000          95,119

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                500,000         500,340

Winter Park, FL , GO Bonds, 4.55%, 07/01/01
                                        50,000          50,112

Other (Non-Florida) (3%)  (a)

Guam, Government of, GO Bonds, Series A, 4.90%, 11/15/04
                                        500,000         510,385

Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%,
07/01/02, MBIA Insured                  75,000          76,303

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series
1998A, 4.35%, 09/01/03                  455,000         456,963

See Notes to Financial Statements

Total Municipal Bonds (Cost $26,122,185)                $  26,401,133

Total Investments (100%) (Cost $28,147,185) (a)         $  28,426,133

Summary of Ratings (Unaudited):
AAA/Equivalent 58%, AA/Equivalent 11%,
A/Equivalent 15%, BBB/Equivalent 10%, Other 6%
Average Portfolio Maturity:  2.10 Years

(a)    Percentage indicated are based on investments.
AMBAC  AMBAC Assurance Corporation
CP     Commercial Paper
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Authority
FNMA   Federal National Mortgage Association
FSA    Federal Securities Assurance
GO     General Obligation
GNMA   Government National Mortgage Association
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDB    Industrial Development Bond
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
SBPA   Standby Bond Purchase Agreement
SFM    Single Family Mortgage



THE FLORIDA TAXFREE FUNDS
Statements of Assets and Liabilities
For the Year Ended April 30, 2001
                                        Money Fund      ShortTerm Fund
ASSETS

Investments in securities, at value
(cost $149,976,829 and
$28,147,185 respectively)              $  149,976,829  $  28,426,133

Cash:                                   --              47,594

Receivables:
     Interest                           1,190,625       375,075
     Fund shares sold                   2,120,099       --

     Total assets                       153,287,553     28,848,802

LIABILITIES

Payable for investment securities purchased
                                        304,441         255,599
Dividend payable                        411,240         98,912

Funds advanced by manager               51,030          9,888
Funds advanced by custodian             179,071         --

     Total liabilities                  945,782        364,399

NET ASSETS

Paid in capital                         152,347,180     28,215,157

Net unrealized appreciation/(depreciation) of investments
                                        --              278,948
Accumulated net realized loss           (5,409)         (9,702)

Net assets                              152,341,771     28,484,403
Number of shares outstanding            152,494,003     2,824,305

Net asset value, offering price and redemption
price per share                      $  1.00            $  10.09



THE FLORIDA TAXFREE FUNDS
Statements of Operations
For the Year Ended April 30, 2001

                                        Money Fund      ShortTerm Fund
INVESTMENT INCOME



Income:
        Interest                    $   5,870,071      $  1,391,787

        Expenses:
        Distribution and service fees (Note 2)
                                        76,352          21,797
        Investment advisory fee (Note 2)
                                        728,417         186,869
        Custodian fees (Note 3)         29,777          13,331

        Transfer agency fees and expenses (Note 2)
                                        131,570         16,632
        Printing costs                  9,887           1,101
        Professional fees               19,138          13,635
        Insurance                       1,803           318
        Registration and filing fees    27,858          14,680
        Trustees' fees and expenses     8,968           1,582
        Other expenses                  39,587          15,551
        Total expenses                  1,073,357       285,496

Expense reimbursements and fee reductions (Note 2)
                                        (464,465)       (150,560)
Custodian fees paid indirectly (Note 3) (26,159)        (10,357)
        Net expenses                    582,733         124,579
Net investment income                $  5,287,338     $ 1,267,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments
                                     $  14,460         $ 11,125

Unrealized appreciation (depreciation) on investments
                                        --              728,822
Net realized and unrealized gain (loss) on investments
                                        14,460          739,947
Increase, (decrease) in net assets from operations
                                     $  5,301,798    $ 2,007,155

THE FLORIDA TAXFREE FUNDS
Statement of Changes in Net Assets
For the Year Ended April 30, 2001

                                Money Fund                 Shortterm Fund
                        Year         Year          Year             Year
                        Ended        Ended         Ended            Ended
                        4/30/01      4/30/00       4/30/01          4/30/00

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income  $5,287,338 $4,879,769      $1,267,208     $1,245,714

Net realized gain (loss)
on Investments          14,460     (12,676)        11,125         (6,735)

Unrealized appreciation (depreciation)
of Investments          --         --              728,822        (777,160)

Increase in net assets from operations
                        5,301,798  4,867,093       2,007,155      461,819

Distributions to shareholders from:
Net investment income   (5,287,338)(4,879,769)     (1,267,208)    (1,245,826)

Return of capital       --         (152,232)       --             (39,015)

Fund share transactions (Note 4)
                        15,275,835 (23,194,009)    (5,034,049)    4,245,594

Net increase (decrease) in net assets
                        15,290,295 (23,358,917)    (4,294,102)    3,422,572

Net Assets:

Beginning of year       137,051,476 160,410,393    32,778,505     29,355,933

End of year             $152,341,771 $137,051,476  $28,484,403   $32,778,505


THE FLORIDA TAXFREE FUNDS
Notes to Financial Statments


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued Basis or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the year ended April 30, 2001 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the year ended April 30, 2001, management fees totaled $728,417 and $186,869 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 2001, fees under this agreement amounted to $59,245 and $5,058 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets. Expenses in excess of .40% of each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the year ended April 30, 2001, the Money Fund paid $229 to WRH for brokerage fees on executions of portfolio investment transactions.
Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting per trustee.

3.  Custodian Fees Paid Indirectly
For the year ended April 30, 2001, custodian fees were reduced by earnings credits of $26,159 and $10,357 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.


4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $152,347,180 and $28,215,157, respectively. Transactions in Fund shares for the year's ended April 30, 2001 and 2000 are as follows:

Money Fund*                                      Shortterm Fund
                                    Shares                  Amount
Year          Year            Year          Year        Year       Year
Ended         Ended           Ended         Ended       Ended      Ended
4/30/01       4/30/00         4/30/01       4/30/00     4/30/01    4/30/00


Sold
388,616,538   366,240,680     1,744,054     2,809,994   17,406,009 27,972,466

Issued on reinvested dividends
4,869,208     4,566,581       117,402       116,384     1,169,662  1,159,919

Redeemed
(378,209,911)(394,001,270)   (2,366,644)  (2,500,149)  (23,609,720)(24,886,791)

Net increase (decrease)
15,275,835   (23,194,009)    (505,188)     426,229     (5,034,049)   4,245,594

*   All at $1.00 per share

5.  Investment Transactions

    Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 2001 were $7,359,058 and $10,756,410 - respectively.

6.  Federal Income Taxes

    At April 30, 2001, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Market value includes net realized appreciation over tax cost of $278,948 for the ShortTerm Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $310,746 and ($31,798), respectively.

    As of April 30, 2001, the Money Fund and the ShortTerm Fund have net tax basis capital loss carryforwards in aggregate of $5,409 and $9,702, respectively. Capital loss carryforwards may be applied to any net taxable gains until their expiration dates. The capital loss carryforwards expire in varying amounts through 2008 for the Money Fund and the ShortTerm Fund. The Money Fund and ShortTerm Fund utilized net tax basis capital loss carryforwards of $10,199 and $4,441, respectively, in current year that were applied against realized taxable gains.

    Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistrbuted net investment income and accumulated net realized losses accounts are made to reflect income and gains available for distributions under federal tax regulations.
    Results of operations and net assets are not effected by these reclassifications. For the year ended April 30, 2001, to reflect reclassifications arising from permanent book/tax differences primarily attributable to capital loss carryforwards, the Money Fund debited paid in capital and credited accumulated net realized losses $4,348.




7. Financial Highlights
                           Money Fund


Per share operating performance
(for a share outstanding throughout the year)
Year            Year            Year            Year            Year
Ended           Ended           Ended           Ended           Ended
4/30/01         4/30/00         4/30/99         4/30/98         4/30/97

Net asset value, beginning of year

$1.00           $1.00           $1.00           $1.00           $1.00

Income from investment operations:
Net Investment Income

0.036           0.032           0.030           0.034           0.034

Less distributions:
Dividends from net investment
Income
(0.036)         (0.031)         (0.030)         (0.034)         (0.034)

Return of Capital
--              (0.001)         --              --              --

Net asset value, end of year
$1.00           $1.00           $1.00           $1.00           $1.00

Total return
3.70%           3.26%           3.02%           3.50%           3.42%

Ratios/Supplemental Data

Net assets at end of year (000's)
$152,342        $137,051        $160,410        $149,361        $136,453

Ratios to Average Daily Net Assets
Expenses
 .40%            .40%            .39%            .26%            .20%
Expenses (Before reimbursement)
 .74%            .70%            .73%            .73%            .78%

Net Investment Income
3.63%           3.11%           2.96%           3.43%           3.36%


7.  Financial Highlights (continued)

                           ShortTerm Fund
Per share operating performance
(for a share outstanding throughout the year)
Year            Year            Year            Year            Year
Ended           Ended           Ended           Ended           Ended
4/30/01         4/30/00         4/30/99         4/30/98         4/30/97

Net asset value, beginning of year
$9.84           $10.11          $10.05          $9.95           $9.94

Income from investment operations:
Net Investment income
0.41            0.41            0.40            0.42            0.43

Net realized and unrealized gain (loss)
on investments
0.25            (0.27)          0.06            0.10            0.01

Total from investment operations
0.66            0.14            0.46            0.52            0.44


Less distributions:
Dividends from net investment income
(0.41)          (0.40)          (0.40)          (0.42)          (0.43)

Return of Capital
--              (0.01)          --              --              --

Net asset value, end of year
$10.09          $9.84           $10.11          $10.05          $9.95

Total return
6.79%           1.39%           4.71%           5.23%           4.59%


Ratios/Supplemental Data

Net assets at end of year (000's)
$28,484         $32,779         $29,356         $22,953         $28,853

Ratios to Average Daily Net Assets
Expenses
 .40%            .40%            .39%            .26%            .20%

Expenses (Before reimbursement)
 .92%            .91%            .93%            .93%            1.18%

Net Investment Income
4.07%           3.97%           4.00%           4.20%           4.27%

Portfolio turnover rate
26.0%           32.2%           25.6%           40.2%           40.9%


The Board of Trustees and Shareholders
The Florida TaxFree Funds

Report of Independent Accountants


The Board of Trustees and Shareholders
The Florida TaxFree Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund (constituting The Florida TaxFree Funds, hereafter referred to as the "Funds") at April 30, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years ended April 30, 1999 were audited by other independent accountants whose reporin the period dated May 27, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
May 25, 2001






(This page is intentionally left blank.)

(This page is intentionally left blank.)